Description of Business (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments in Affiliates
Date of Incorporation	Apr. 28, 2017
Date of conversion into a limited partnership	Nov. 30, 2018
General partner, Name	Navios Maritime Containers GP LLC
Trading Symbol	NMCI
Common units outstanding	34,603,100	34,603,100
Navios Partners
Investments in Affiliates
Common units outstanding	11,592,276
Ownership percentage	33.50%
Navios Holdings
Investments in Affiliates
Common units outstanding	1,263,276
Ownership percentage	3.70%